Insurance - Sensitivity of Critical Assumptions - Property and Casualty insurance Contract Liabilities (Detail) - Property liability and casualty insurance segment [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Impact of one percent change in discount rate in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 122	$ 121
Decrease in assumption	(131)	(129)
Increase in assumption	89	88
Decrease in assumption	(96)	(95)
Impact of one percent change in margin for adverse deviation in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(45)	(45)
Decrease in assumption	45	45
Increase in assumption	(33)	(33)
Decrease in assumption	33	33
Impact of five percent change in frequency of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(52)	(41)
Decrease in assumption	52	41
Increase in assumption	(38)	(30)
Decrease in assumption	38	30
Impact of five percent change in severity of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(220)	(210)
Decrease in assumption	220	210
Increase in assumption	(161)	(153)
Decrease in assumption	$ 161	$ 153